Note 18 - Trade Receivables, Net - Summary of the Aging of Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets that are either past due or impaired [line items]
Guaranteed	$ 195,848	$ 191,514
Not guaranteed	1,150,344	830,310
Guaranteed and not guaranteed	$ 1,346,192	$ 1,021,824
Expected loss rate	0.06%	0.07%
Allowances for doubtful accounts	$ (833)	$ (721)
Nominative allowances for doubtful accounts	(46,287)	(52,955)
Net Value	1,299,072	968,148	$ 1,348,160
Current trade receivables, not due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Guaranteed	185,238	170,796
Not guaranteed	951,356	655,132
Guaranteed and not guaranteed	$ 1,136,594	$ 825,928
Expected loss rate	0.04%	0.04%
Allowances for doubtful accounts	$ (401)	$ (321)
Nominative allowances for doubtful accounts		(718)
Net Value	1,136,193	824,889
Current trade receivables, past due, less than 180 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Guaranteed	9,894	18,778
Not guaranteed	148,412	116,802
Guaranteed and not guaranteed	$ 158,306	$ 135,580
Expected loss rate	0.20%	0.23%
Allowances for doubtful accounts	$ (367)	$ (331)
Nominative allowances for doubtful accounts	(1,391)	(1,011)
Net Value	156,548	134,238
Current trade receivables, past due, greater than 180 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Guaranteed	716	1,940
Not guaranteed	50,576	58,376
Guaranteed and not guaranteed	$ 51,292	$ 60,316
Expected loss rate	0.84%	0.72%
Allowances for doubtful accounts	$ (65)	$ (69)
Nominative allowances for doubtful accounts	(44,896)	(51,226)
Net Value	$ 6,331	$ 9,021